Compensation Plans (Tables)	12 Months Ended
Nov. 30, 2011
Summary of Carnival Corporation and Carnival Plc Stock Option Activity

A combined summary of Carnival Corporation and Carnival plc stock option activity during the year ended November 30, 2011 was as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
			(in years)	(in millions)
Outstanding at November 30, 2010	12,719,848	$43.91
Exercised	(1,640,145)	$32.04
Forfeited or expired	(650,752)	$44.93

Outstanding at November 30, 2011	10,428,951	$45.65	2.0	$6

Exercisable at November 30, 2011	10,379,088	$45.66	2.0	$6

(a)	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2011.

RSA, RSU and PBS Activity

During the year ended November 30, 2011, RSA/RSU and PBS activity was as follows:

	RSAs/RSUs		PBSs
	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2010	4,153,127	$33.61	-	$-
Granted	940,623	$46.32	130,088	$45.07
Vested	(1,260,378)	$42.42	(12,508)	$44.61
Forfeited	(207,406)	$36.03	(588)	$44.61

Outstanding at November 30, 2011	3,625,966	$33.70	116,992	$45.12